2. Loans: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 15,909,436	$ 18,064,378
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	8,674,099	9,981,348
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	19,489,088	19,330,515
Financing Receivable, Recorded Investment, Past Due	44,072,623	47,376,241
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	14,483,119	16,447,739
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	7,905,817	9,233,306
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	17,475,439	17,290,149
Financing Receivable, Recorded Investment, Past Due	39,864,375	42,971,194
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	676,407	902,437
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	321,125	304,578
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,170,572	1,225,805
Financing Receivable, Recorded Investment, Past Due	2,168,104	2,432,820
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	749,910	714,202
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	447,157	443,464
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	843,077	814,561
Financing Receivable, Recorded Investment, Past Due	$ 2,040,144	$ 1,972,227